Fair Value Measurements (Details) - USD ($)	Mar. 31, 2021	Jan. 29, 2021	Dec. 31, 2020	Dec. 31, 2019
Liabilities:
Private Warrants	$ 29,920,000	$ 45,565,000
Fair Value, Recurring
Assets:
Foreign currency options	166,000
Total assets	166,000		$ 0	$ 0
Liabilities:
Foreign currency forward contracts	798,000
Private Warrants	29,920,000
Total liabilities	30,718,000		$ 0	$ 0
Level 1 | Fair Value, Recurring
Assets:
Foreign currency options	0
Total assets	0
Liabilities:
Foreign currency forward contracts	0
Private Warrants	0
Total liabilities	0
Level 2 | Fair Value, Recurring
Assets:
Foreign currency options	166,000
Total assets	166,000
Liabilities:
Foreign currency forward contracts	798,000
Private Warrants	29,920,000
Total liabilities	30,718,000
Level 3 | Fair Value, Recurring
Assets:
Foreign currency options	0
Total assets	0
Liabilities:
Foreign currency forward contracts	0
Private Warrants	0
Total liabilities	$ 0